QuantShares Hedged Dividend Income Fund
QuantShares Hedged Dividend Income Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares Hedged Dividend Income Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expenses for Short Positions	[1]	0.65%
Other Expenses	[1]	0.71%
Total Other Expenses		1.36%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver and Expense Reimbursement	[2]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.64%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2015 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 0.99% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 0.99% of that Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
QuantShares Hedged Dividend Income Fund	167	563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, including the short positions, in the Target Hedged Dividend Index. The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate.

In seeking to track the Target Hedged Dividend Index, at each rebalance the Fund will invest approximately 100% of its net assets in the long components identified by the index and obtain short exposure to the short components of the index equal to approximately 50% of its net assets. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation.

The performance of the Fund will depend on the differences in the total return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The universe for the Target Hedged Dividend Index is the largest 1000 U.S. listed issuers that meet certain average trading volume and free float requirements established by Indxx LLC (“universe”). The Target Hedged Dividend Index identifies the 100 securities that consistently pay the highest dividends and that have the highest dividend yields as equal-weighted long components equal to 100% of net assets and approximately 150-200 securities that inconsistently pay dividends or consistently pay the lowest or no dividends and have the lowest dividend yields as equal-weighted short components equal to approximately 50% of net assets. The consistency and amount of a security’s dividend payments is based on the regularity and amount of dividends paid over the last three years.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Hedged Dividend Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Hedged Dividend Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Hedged Dividend Index that, collectively, have an investment profile correlated with the Target Hedged Dividend Index. In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Hedged Dividend Index.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Hedged Dividend Index, which FFCM LLC, the Fund’s investment adviser (“Adviser”), believes will help the Fund track its Target Hedged Dividend Index. Such instruments are expected to include long and short common stocks not in the Target Hedged Dividend Index, derivatives, including swap agreements based on the Target Hedged Dividend Index and futures contracts on equity indexes, and money market instruments.

The Target Hedged Dividend Index is reconstituted quarterly and rebalanced monthly. In the long components of the index, the weight of each sector is subject to a 25% cap. In the short components of the index, each sector’s weight is half its weight in the long components. The Fund will concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Hedged Dividend Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

High Dividend Risk: For the Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Hedged Dividend Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Long/Short Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Hedged Dividend Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Hedged Dividend Index. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

REIT Risk: The value of REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of securities with low dividend yields) outperforms the long portfolio (made up of securities with high dividend yields), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Hedged Dividend Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Hedged Dividend Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Hedged Dividend Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Hedged Dividend Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.